INTEREST INCOME (Tables)	12 Months Ended
Dec. 31, 2017
Interest Income
Schedule of income from interest

For the years ended December 31, 2017, 2016 and 2015 the income from interest, was attributable to the following items:

	For the years ended December 31,
	2017				2016				2015
	Interest	Inflation adjustments	Prepaid fees	Total	Interest	Inflation adjustments	Prepaid fees	Total	Interest	Inflation adjustments	Prepaid fees	Total
Items	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$

Resale agreements	939	-	-	939	1,488	-	-	1,488	1,075	-	-	1,075
Interbank loans	969	-	-	969	295	-	-	295	375	-	-	375
Commercial loans	752,013	85,389	10,525	847,927	742,432	130,904	7,659	880,995	687,464	168,752	8,494	864,710
Mortgage loans	320,041	149,303	414	469,758	304,116	228,081	7,012	539,209	259,941	286,437	23,191	569,569
Consumer loans	612,932	363	4,738	618,033	604,152	660	4,318	609,130	586,385	3,418	3,706	593,509
Investment instruments	74,000	5,797	-	79,797	75,808	2,916	-	78,724	60,004	7,616	-	67,620
Other interest income	12,172	1,538	-	13,710	11,136	2,445	-	13,581	10,111	5,831	-	15,942

Interest income not including income from hedge accounting	1,773,066	242,390	15,677	2,031,133	1,739,427	365,006	18,989	2,123,422	1,605,355	472,054	35,391	2,112,800

Schedule of interest expense

For the years ended December 31, 2017, 2016 and 2015, the expense from interest expense, excluding expense from hedge accounting, is as follows:

	For the years ended December 31,
	2017			2016			2015
	Interest	Inflation adjustments	Total	Interest	Inflation adjustments	Total	Interest	Inflation adjustments	Total
Items	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$	MCh$

Demand deposits	(13,851)	(695)	(14,546)	(16,003)	(1,043)	(17,046)	(13,875)	(1,343)	(15,218)
Repurchase agreements	(6,514)	-	(6,514)	(2,822)	-	(2,822)	(6,893)	-	(6,893)
Time deposits and liabilities	(341,821)	(20,509)	(362,330)	(399,720)	(38,946)	(438,666)	(346,174)	(47,370)	(393,544)
Interbank loans	(26,805)	-	(26,805)	(19,803)	-	(19,803)	(14,998)	(2)	(15,000)
Issued debt instruments	(220,027)	(76,170)	(296,197)	(197,973)	(105,452)	(303,425)	(183,561)	(113,029)	(296,590)
Other financial liabilities	(2,946)	(303)	(3,249)	(3,008)	(781)	(3,789)	(3,070)	(1,180)	(4,250)
Other interest expense	(5,236)	(4,973)	(10,209)	(5,211)	(8,874)	(14,085)	(3,456)	(14,776)	(18,232)
Interest expense not including expenses from hedge accounting	(617,200)	(102,650)	(719,850)	(644,540)	(155,096)	(799,636)	(572,027)	(177,700)	(749,727)

Schedule of income and expense from interest

For the years ended December 31, 2017, 2016 and 2015, the income and expense from interest is as follows:

	For the years ended December 31,
	2017	2016	2015
Items	MCh$	MCh$	MCh$

Interest income not including income from hedge accounting	2,031,133	2,123,422	2,112,800
Interest expense not including expense from hedge accounting	(719,850)	(799,636)	(749,727)

Net Interest income (expense) from hedge accounting	1,311,283	1,323,786	1,363,073

Hedge accounting (net)	15,408	(42,420)	(107,867)

Total net interest income	1,326,691	1,281,366	1,255,206